Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

Changes in the Group’s property, plant and equipment in 2017 and 2016 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2016
Cost	114,527	14,889	267,473	548,037	234,322	13,544	23,113	1,215,905
Accumulated depreciation	—	(9,748)	(100,005)	(321,988)	(77,651)	(9,624)	—	(519,016)
Net book amount	114,527	5,141	167,468	226,049	156,671	3,920	23,113	696,889
At December 31, 2016
Opening net book amount	114,527	5,141	167,468	226,049	156,671	3,920	23,113	696,889
Exchange differences	(6,004)	(838)	26,675	46,053	33,169	103	(924)	98,234
Additions	—	—	7,420	36,190	74,175	1,484	19,454	138,723
Reclassification from investment property (Note 13)	1,335	—	—	—	—	—	—	1,335
Transfers	—	6,856	6,491	6,608	—	8	(19,963)	—
Disposals	—	—	(1,078)	(3,125)	—	(72)	—	(4,275)
Reclassification to non-income tax credits (*)	—	—	(1,233)	(227)	—	—	(39)	(1,499)
Depreciation	—	(1,519)	(15,688)	(60,238)	(47,846)	(1,508)	—	(126,799)
Closing net book amount	109,858	9,640	190,055	251,310	216,169	3,935	21,641	802,608

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2016
Cost	109,858	20,907	305,748	633,536	341,666	15,067	21,641	1,448,423
Accumulated depreciation	—	(11,267)	(115,693)	(382,226)	(125,497)	(11,132)	—	(645,815)
Net book amount	109,858	9,640	190,055	251,310	216,169	3,935	21,641	802,608
Year ended December 31, 2017
Opening net book amount	109,858	9,640	190,055	251,310	216,169	3,935	21,641	802,608
Exchange differences	(9,561)	(1,219)	(4,473)	(5,853)	(4,089)	(390)	(2,901)	(28,486)
Additions	—	—	15,495	62,101	84,278	2,351	37,856	202,081
Reclassification from investment property	—	—	—	—	—	—	—	—
Transfers	—	2,711	12,963	11,183	—	11	(26,868)	—
Disposals	—	—	(162)	(3,913)	—	(40)	—	(4,115)
Reclassification to non-income tax credits (*)	—	—	(205)	(788)	—	—	(93)	(1,086)
Depreciation	—	(2,125)	(20,829)	(67,960)	(57,448)	(1,709)	—	(150,071)
Closing net book amount	100,297	9,007	192,844	246,080	238,910	4,158	29,635	820,931
At December 31, 2017
Cost	100,297	22,399	329,366	696,266	421,855	16,999	29,635	1,616,817
Accumulated depreciation	—	(13,392)	(136,522)	(450,186)	(182,945)	(12,841)	—	(795,886)
Net book amount	100,297	9,007	192,844	246,080	238,910	4,158	29,635	820,931

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2017 and 2016, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocated their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactures products”, “General and administrative expenses”, “Selling expenses” and capitalized in “Property, plant and equipment” for the years ended December 31, 2017 and 2016.

During the year ended December 31, 2017, borrowing costs of US$ 3,660 (2016:US$ 4,654) were capitalized as components of the cost of acquisition or construction for qualifying assets.

Certain of the Group’s assets have been pledged as collateral to secure the Group’s borrowings and other payables. The net book value of the pledged assets amounts to US$ 265,099 as of December 31, 2017 (2016: US$ 575,882).